UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4448

                 ----------------------------------------------

                             UBS MASTER SERIES, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  February 29, 2004

Date of reporting period:  August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



[GRAPHIC OMITTED] USB Global Asset
                      Management


UBS MONEY MARKET FUND
SEMIANNUAL REPORT

AUGUST 31, 2003

UBS MONEY MARKET FUND

October 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Money Market Fund for the six months ended August 31, 2003.

PERFORMANCE

Over the review period, the yields available from money market instruments were extremely low. At period end on August 31, 2003, the seven-day current yield for the Fund's Class A shares was 0.67% (after fee waivers). (For more information on the Fund's performance, refer to Performance At A Glance on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in March 2003, economic growth was tepid, at best. The prospect of a war in Iraq, heightened threats of terrorism, turmoil in the Middle East, weak corporate spending and a plunging stock market all served to undermine the economy. Gross Domestic Product (GDP) rose 1.4% during the first quarter of 2003, a number that was unchanged from the prior quarter. However, largely due to a significant increase in military spending, projected GDP during the second quarter of 2003 rose to 3.3%. An increase in exports and a stronger manufacturing sector also fueled the uptick in economic growth.

Q. WHAT WERE SOME OF THE OTHER FACTORS AFFECTING THE ECONOMY?

A. Consumers were a source of strength in the economy, helping to prop it up as low interest rates led to a surge in mortgage refinancing. The recently passed tax cut package also spurred consumer spending.

   Alternately, for much of the period, corporations postponed major purchases as they awaited clearer signs of a sustainable economic upturn. More recently, there are indications that business spending is slowly improving, although it is not yet clear if spending will increase to the point that it will create jobs.

--------------------------------------------
  UBS MONEY MARKET FUND

  INVESTMENT GOAL:

  Maximum current income
  consistent with liquidity
  and conservation of capital.

  PORTFOLIO MANAGER:

  Susan P. Ryan

  UBS Global Asset Management (US) Inc.

  COMMENCEMENT:

  Class A--July 1, 1991
  Class B--September 26, 1986
  Class C--July 14, 1992

  DIVIDEND PAYMENT:

  Monthly.

--------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND


Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING ECONOMY?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed made it clear that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. The cut occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point. The move brought the federal funds rate to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting that "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. During the period, we continued to emphasize quality and liquidity in the portfolio. As such, the Fund's portfolio was largely focused on US government securities that offered the highest credit quality and liquidity. This strategy helped us to control the Fund's weighted average maturity and meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Looking ahead, there continue to be mixed signals in terms of the economy. Despite the rapid conclusion to major conflict in Iraq, there is a great deal of geopolitical uncertainty around the world. The repercussions of the war are unknown, and the situations in North Korea and the Middle East continue to be volatile. In addition, the recent increase in long-term interest rates has substantially reduced mortgage refinancing--one of the key elements that sustained consumer spending over the last year.

   On the other hand, employee productivity continues to soar, the economic stimulus package is starting to work its way through the economy, manufacturing activity is rising, and the Fed's monetary policy should remain accommodative in the months ahead.

   Against this backdrop, credit quality and liquidity will continue to be of paramount importance. As a result, we expect to continue to allocate a large portion of the portfolio to US government securities. Should the yield curve continue to steepen, we will look to move out on the maturity spectrum to capture higher rates.

--------------------------------------------------------------------------------
2

UBS MONEY MARKET FUND


As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.


Sincerely,



/s/ Joseph A. Varnas
--------------------
Joseph A. Varnas
PRESIDENT
UBS Money Market Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.





/s/ Susan P. Ryan
-----------------
Susan P. Ryan
PORTFOLIO MANAGER
UBS Money Market Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended August 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.




* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------

UBS MONEY MARKET FUND



PERFORMANCE AT A GLANCE

SEVEN-DAY CURRENT YIELD*            8/31/03           2/28/03          8/31/02
--------------------------------------------------------------------------------
Class A Shares                        0.67%             0.56%            0.65%
--------------------------------------------------------------------------------
Class B Shares                        0.16              0.10             0.16
--------------------------------------------------------------------------------
Class C Shares                        0.10              0.32             0.17
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

CHARACTERISTICS                     8/31/03           2/28/03          8/31/02
--------------------------------------------------------------------------------
Weighted Average Maturity**        32 days           24 days          32 days
--------------------------------------------------------------------------------
Average Credit Quality          First Tier        First Tier       First Tier
--------------------------------------------------------------------------------
Net Assets (mm)                      $53.1             $75.5            $71.9
--------------------------------------------------------------------------------


SECTOR ALLOCATION***                8/31/03           2/28/03          8/31/02
--------------------------------------------------------------------------------
U.S. Government & Agency              63.9%             70.8%            62.3%
--------------------------------------------------------------------------------
Commercial Paper                      29.5              23.9             27.0
--------------------------------------------------------------------------------
Money Market Funds                     7.0               6.3              6.4
--------------------------------------------------------------------------------
Repurchase Agreements                  0.0               0.0              4.8
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets (0.4)             (1.0)            (0.5)
--------------------------------------------------------------------------------
TOTAL                                100.0%            100.0%           100.0%
--------------------------------------------------------------------------------

  * Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed, and its composition will vary over time.





--------------------------------------------------------------------------------
4

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2003 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                MATURITY      INTEREST
   (000)                                                  DATES        RATES          VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--63.91%
-----------------------------------------------------------------------------------------------
  $10,000  U.S. Treasury Bills                           11/20/03       0.920%       $9,979,555
-----------------------------------------------------------------------------------------------
    8,000  Federal Home Loan Mortgage Corp.              09/12/03 to    0.980 to
                                                         10/31/03       1.060         7,993,203
-----------------------------------------------------------------------------------------------
    8,000  Federal National Mortgage Association         09/02/03 to    1.020 to
                                                         10/30/03       1.050         7,991,311
-----------------------------------------------------------------------------------------------
    8,000  Student Loan Marketing Association            09/02/03       0.840         7,999,813
-----------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
   (cost--$33,963,882)                                                               33,963,882
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--29.55%
-----------------------------------------------------------------------------------------------
   ASSET BACKED-BANKING-U.S.--2.82%
    1,500  Stellar Funding Group, Inc.                   09/22/03       0.940         1,499,178
-----------------------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--11.41%
    1,000  Falcon Asset Securitization Corp.             09/25/03       1.060           999,293
-----------------------------------------------------------------------------------------------
    1,000  Giro Multi-Funding Corp.                      09/16/03       1.080           999,550
-----------------------------------------------------------------------------------------------
    1,000  Old Line Funding Corp.                        09/25/03       1.060           999,293
-----------------------------------------------------------------------------------------------
    1,049  Quincy Capital Corp.                          09/09/03       1.070         1,048,751
-----------------------------------------------------------------------------------------------
    1,016  Receivables Capital Corp.                     09/02/03       1.050         1,015,970
-----------------------------------------------------------------------------------------------
    1,000  Triple-A One Funding Corp.                    09/02/03       1.100           999,970
-----------------------------------------------------------------------------------------------
                                                                                      6,062,827
-----------------------------------------------------------------------------------------------
   AUTOMOBILE OEM--1.88%
    1,000  BMW U.S. Capital Inc.                         09/12/03       1.070           999,673
-----------------------------------------------------------------------------------------------
   BANKING-NON-U.S.--1.88%
    1,000  HBOS Treasury Services PLC                    09/18/03       1.050           999,504
-----------------------------------------------------------------------------------------------
   BANKING-U.S--6.59%
    1,000  ANZ (Delaware), Inc.                          10/02/03       1.055           999,091
-----------------------------------------------------------------------------------------------
    1,000  Danske Corp.                                  09/16/03       1.040           999,567
-----------------------------------------------------------------------------------------------
    1,500  Morgan (J.P.) Chase & Co., Inc.               09/04/03       1.040         1,499,870
-----------------------------------------------------------------------------------------------
                                                                                      3,498,528
-----------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--2.48%
    1,320  International Lease Finance Corp.             09/24/03       1.030         1,319,131
-----------------------------------------------------------------------------------------------
   MACHINERY-AGRICULTURE & CONSTRUCTION--2.49%
    1,325  Caterpillar Financial Services Corp.          09/22/03       1.020         1,324,212
-----------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$15,703,053)                                           15,703,053
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                               5

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- AUGUST 31, 2003 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                MATURITY      INTEREST
   (000)                                                  DATES        RATES          VALUE
-----------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--6.97%
-----------------------------------------------------------------------------------------------
    1,557  AIM Liquid Assets Portfolio                   09/02/03       0.980%       $1,556,696
-----------------------------------------------------------------------------------------------
      368  AIM Prime Portfolio                           09/02/03       0.940           367,810
-----------------------------------------------------------------------------------------------
    1,781  BlackRock Provident Institutional TempFund    09/02/03       0.900         1,780,545
-----------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$3,705,051)                                           3,705,051
-----------------------------------------------------------------------------------------------
Total Investments (cost--$53,371,986 which
  approximates cost for federal income
  tax purposes)--100.43%                                                             53,371,986
-----------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.43)%                                         (228,360)
-----------------------------------------------------------------------------------------------
Net Assets (applicable to 20,991,626, 23,970,648
  and 8,178,997 shares of Class A, Class B and Class C,
  respectively, each equivalent to $1.00 per share)--100.00%                        $53,143,626
-----------------------------------------------------------------------------------------------

@    Interest rates shown are the discount rates at date of purchase.

OEM  Original Equipment Manufacturer.

+    Interest rates shown reflect yield at August 31, 2003.


                       Weighted average maturity-- 32 days











                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
6

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                For the Six
                                                                Months Ended
                                                               August 31, 2003
                                                                (unaudited)
-----------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                              $407,468
------------------------------------------------------------------------------
EXPENSES:
   Investment advisory and administration fees                         174,967
------------------------------------------------------------------------------
   Service fees--Class A                                                 37,40
------------------------------------------------------------------------------
   Service and distribution fees--Class B                              114,102
------------------------------------------------------------------------------
   Service and distribution fees--Class C                               36,135
------------------------------------------------------------------------------
   Transfer agency and related services fees                            39,159
------------------------------------------------------------------------------
   Professional fees                                                    37,384
------------------------------------------------------------------------------
   State registration fees                                              28,814
------------------------------------------------------------------------------
   Reports and notices to shareholders                                  26,633
------------------------------------------------------------------------------
   Insurance expense                                                     6,875
------------------------------------------------------------------------------
   Custody and accounting                                                3,490
------------------------------------------------------------------------------
   Directors'/Trustees' fees                                             1,612
------------------------------------------------------------------------------
   Other expenses                                                       17,619
------------------------------------------------------------------------------
                                                                       524,194
------------------------------------------------------------------------------
Less: Fee waiver and expense reimbursements from investment advisor   (236,377)
------------------------------------------------------------------------------
Net expenses                                                           287,817
------------------------------------------------------------------------------
Net investment income                                                 $119,651
------------------------------------------------------------------------------








                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                               7

UBS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                For the Six
                                                Months Ended       For the
                                              August 31, 2003     Year Ended
                                                (unaudited)    February 28, 2003
--------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                             $119,651           $233,683
-----------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Class A                     (96,424)          (169,398)
-----------------------------------------------------------------------------
Net investment income--Class B                     (18,171)           (45,677)
-----------------------------------------------------------------------------
Net investment income--Class C                      (5,056)           (18,608)
-----------------------------------------------------------------------------
                                                  (119,651)          (233,683)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital share transactions                   (22,308,240)        11,568,194
-----------------------------------------------------------------------------
Net increase (decrease) in net assets          (22,308,240)        11,568,194
-----------------------------------------------------------------------------
NET ASSETS:

Beginning of period                             75,451,866         63,883,672
-----------------------------------------------------------------------------
End of period                                  $53,143,626        $75,451,866
-----------------------------------------------------------------------------







                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
8

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty.


--------------------------------------------------------------------------------
                                                                               9

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of


--------------------------------------------------------------------------------
10

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


0.50% of the Fund's average daily net assets. At August 31, 2003, the Fund did not owe UBS Global AM for investment advisory and administration fees.

For the six months ended August 31, 2003, UBS Global AM voluntarily waived $174,967 of its investment advisory and administration fees and reimbursed $61,410 in expenses. At August 31, 2003, UBS Global AM owed the Fund $18,784 for fee waivers and reimbursements.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2003, the Fund owed UBS Global AM $32,404 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended August 31, 2003, it earned $14,476 in sales charges.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended August 31, 2003, the Fund earned $349 for lending securities. The Fund's lending agent was UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC), which earned $118 in compensation from the Fund for the six months ended August 31, 2003. At August 31, 2003, the Fund did not owe UBS Securities LLC any compensation related to securities lending transactions.



--------------------------------------------------------------------------------
                                                                              11

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended August 31, 2003, UBS Global AM received from PFPC, not the Fund, approximately 57% of the total transfer agency and related services fees paid by the Fund to PFPC.

OTHER LIABILITIES

At August 31, 2003, the amounts payable for Fund shares repurchased, dividends payable and other accrued expenses, excluding investment advisory and administration fees and service and distribution fees, were $150,082, $1,672, and $102,450, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The components of accumulated earnings on a tax basis and tax character of distributions paid to shareholders will be calculated at the Fund's fiscal year ending February 29, 2004.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended February 28, 2003 was ordinary income.




--------------------------------------------------------------------------------
12

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares of each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:


                                     CLASS A                  CLASS B
                            ----------------------------------------------------

                            FOR THE SIX    FOR THE    FOR THE SIX     FOR THE
                            MONTHS ENDED  YEAR ENDED  MONTHS ENDED   YEAR ENDED
                             AUGUST 31,  FEBRUARY 28,  AUGUST 31,   FEBRUARY 28,
                                2003         2003         2003          2003
--------------------------------------------------------------------------------
Shares sold                  47,909,617   43,040,699    6,762,919    38,438,465
--------------------------------------------------------------------------------
Shares repurchased          (57,293,812) (45,127,146) (16,650,435)  (23,602,417)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A          3,111,670    2,437,851   (3,111,670)   (2,437,851)
--------------------------------------------------------------------------------
Dividends reinvested             87,143      158,005       16,316        42,152
--------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding      (6,185,382)     509,409  (12,982,870)   12,440,349
--------------------------------------------------------------------------------


                                     CLASS C
                            -------------------------

                            FOR THE SIX    FOR THE
                            MONTHS ENDED  YEAR ENDED
                             AUGUST 31,  FEBRUARY 28,
                                2003         2003
-----------------------------------------------------
Shares sold                   4,014,034   15,329,996
-----------------------------------------------------
Shares repurchased           (7,158,798) (16,728,548)
-----------------------------------------------------
Dividends reinvested              4,776       16,988
-----------------------------------------------------
Net decrease
  in shares outstanding      (3,139,988)  (1,381,564)
-----------------------------------------------------






--------------------------------------------------------------------------------
                                                                              13

UBS MONEYMARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                      CLASS A
                            ---------------------------------------------------------

                             FOR THE SIX
                             MONTHS ENDED     FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                           AUGUST 31, 2003  -----------------------------------------
                             (UNAUDITED)    2003     2002     2001      2000     1999
-------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $1.00       $1.00    $1.00   $1.00     $1.00    $1.00
......................................................................................
Net investment income           0.003       0.007    0.023   0.053     0.042    0.042
......................................................................................
Dividends from net
  investment income            (0.003)     (0.007)  (0.023) (0.053)   (0.042)  (0.042)
......................................................................................
NET ASSET VALUE,
  END OF PERIOD                 $1.00       $1.00    $1.00   $1.00     $1.00    $1.00
......................................................................................
TOTAL INVESTMENT RETURN(1)       0.32%       0.66%    2.36%   5.45%     4.32%    4.32%
......................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)       $21,000     $27,185  $26,676 $38,533   $24,236  $60,267
......................................................................................
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  from advisor                   0.52%*      1.01%    1.05%   1.07%     1.04%    1.17%
......................................................................................
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  from advisor                   1.20%*      1.21%    1.06%   1.07%     1.04%    1.17%
......................................................................................
Net investment income
  to average net assets,
  net of fee waivers and
  expense reimbursements
  from advisor                   0.65%*      0.66%    2.37%   5.35%     4.31%    4.29%
......................................................................................
Net investment income (loss)
  to average net assets,
  before fee waivers and
  expense reimbursements
  from advisor                  (0.03)%*     0.46%    2.36%   5.35%     4.31%    4.29%
-------------------------------------------------------------------------------------

*  Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.



--------------------------------------------------------------------------------
14

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS


                             CLASS B
---------------------------------------------------------------


    FOR THE SIX
    MONTHS ENDED       FOR THE YEARS ENDED FEBRUARY 28 OR 29,
  AUGUST 31, 2003   -------------------------------------------
   (UNAUDITED)      2003      2002      2001     2000     1999
---------------------------------------------------------------

      $1.00         $1.00     $1.00     $1.00    $1.00    $1.00
................................................................
      0.001         0.002     0.018     0.048    0.037    0.037

     (0.001)       (0.002)   (0.018)   (0.048)  (0.037)  (0.037)
................................................................

      $1.00         $1.00     $1.00     $1.00    $1.00    $1.00
................................................................
       0.06%         0.16%     1.84%     4.94%    3.80%    3.79%
................................................................


    $23,965       $36,948   $24,508   $24,231  $57,003  $18,782
................................................................




       1.05%*        1.49%     1.56%     1.55%    1.50%    1.73%
................................................................




       1.72%*        1.69%     1.58%     1.55%    1.50%    1.73%
................................................................



       0.12%*        0.15%     1.82%     4.84%    3.91%    3.75%
................................................................



      (0.55)%*      (0.05)%    1.80%     4.84%    3.91%    3.75%
---------------------------------------------------------------








--------------------------------------------------------------------------------

UBS MONEYMARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                       CLASS C
                          -----------------------------------------------------------------

                            FOR THE SIX
                           MONTHS ENDED      FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                          AUGUST 31, 2003  ------------------------------------------------
                            (UNAUDITED)    2003     2002         2001      2000       1999
-------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD          $1.00       $1.00    $1.00       $1.00      $1.00     $1.00
...........................................................................................
Net investment income          0.001       0.002    0.018       0.048      0.037     0.037
...........................................................................................
Dividends from net
  investment income           (0.001)     (0.002)  (0.018)     (0.048)    (0.037)   (0.037)
...........................................................................................
NET ASSET VALUE,
  END OF PERIOD                $1.00       $1.00     $1.00      $1.00      $1.00     $1.00
...........................................................................................
TOTAL INVESTMENT RETURN(1)     0.05%       0.15%     1.85%       4.95%      3.81%     3.81%
...........................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)       $8,179     $11,319  $12,700     $13,282    $13,418   $12,962
...........................................................................................
Expenses to average
  net assets, net of fee
  waivers and expense
  reimbursements
  from advisor                  1.06%*      1.52%    1.55%       1.55%      1.53%     1.70%
...........................................................................................
Expenses to average
  net assets, before fee
  waivers and expense
  reimbursements
  from advisor                  1.74%*      1.71%    1.57%       1.55%      1.53%     1.70%
...........................................................................................
Net investment income
  to average net assets
  net of fee waivers and
  expense reimbursements
  from advisor                  0.11%*      0.15%    1.86%       4.88%      3.79%     3.80%
...........................................................................................
Net investment income (loss)
  to average net assets
  before fee waivers and
  expense reimbursements
  from advisor                 (0.57)%*    (0.04)%   1.84%       4.88%      3.79%     3.80%
------------------------------------------------------------------------------------------

* Annualized

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.



--------------------------------------------------------------------------------
16

DIRECTORS

Brian M. Storms                         Richard R. Burt
CHAIRMAN                                Meyer Feldberg
                                        Frederic V. Malek
Margo N. Alexander                      Carl W. Schafer
Richard Q. Armstrong                    William D. White
David J. Beaubien

PRINCIPAL OFFICERS

Joseph A. Varnas                        Susan P. Ryan
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Michael H. Markowitz
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert                        W. Douglas Beck
VICE PRESIDENT AND TREASURER            VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER


UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

(C) 2003 UBS GLOBAL ASSET MANAGEMENT (US) INC.
ALL RIGHTS RESERVED.

                                                            -----------------
 [Graphic Omitted] UBS                                          Presorted
                                                                Standard
                                                               US Postage
                                                                  PAID
                                                              Smithtown, NY
UBS GLOBAL ASSET MANAGEMENT (US) INC.                          Permit 700
51 West 52nd Street                                         -----------------
New York, New York 10019

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.  [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR filing requirement not yet effective with respect to the registrant.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit Ex-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit Ex-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


UBS MASTER SERIES, INC.

By:    /s/ JOSEPH A. VARNAS
       ---------------------
       Joseph A. Varnas
       President

Date:  NOVEMBER 7, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ JOSEPH A. VARNAS
       ---------------------
       Joseph A. Varnas
       President

Date:  NOVEMBER 7, 2003

By:    /s/ PAUL H. SCHUBERT
       ---------------------
       Paul H. Schubert
       Treasurer

Date:  NOVEMBER 7, 2003